ORGANIZATION - Narrative (Details) people in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 brand segment people	Feb. 15, 2024 USD ($)
Mosaic Group
Business Acquisition [Line Items]
Disposal group, consideration | $		$ 160
Dotdash Meredith
Business Acquisition [Line Items]
Number of product users (nearly) | people	200
Number of iconic brands (over) | brand	40
Number of operating segments | segment	2